BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Blackstone Alternative Multi-Manager Fund

Supplement dated August 22, 2014 to the Prospectus dated July 30, 2014

The fee table and expense example in the section of the Prospectus entitled “Summary of Fees and Expenses” are deleted in their entirety and replaced with the following:

SUMMARY OF FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class I Shares
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee[1]		1.95%
Distribution fees		None
Other expenses		1.27%
Dividend and interest expense on securities sold short	0.46%
Remainder of other expenses	0.81%
Acquired fund fees and expense		0.19%
Total annual fund operating expenses		3.41%
Fees waived and/or expenses reimbursed[2]		(0.27)%
Total annual fund operating expenses after waiver and/or expense reimbursement		3.14%

1	Includes management fees paid by the Subsidiaries (as defined below under “Principal Investment Strategies”).
2	Through May 31, 2016, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund so that certain of the Fund’s expenses will not exceed 0.45% (annualized). The Fund has agreed to repay any waived fees or reimbursed expenses within the three year period after the Adviser’s waiver or reimbursement, when and if requested by the Adviser, but only to the extent that repayment would not cause these expenses to exceed 0.45% (annualized). These waiver/reimbursement and recoupment arrangements cannot be terminated before May 31, 2016 without the consent of the Fund’s board of trustees (the “Board of Trustees”). The waiver/reimbursement and recoupment arrangements relate to all expenses incurred in the business of the Fund with the exception of (i) investment management fees, (ii) distribution or servicing fees, (iii) acquired fund fees and expenses, (iv) brokerage and trading costs, (v) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (vi) taxes, (vii) dividends and interest on short positions, and (viii) extraordinary expenses (as determined in the sole discretion of the Adviser) (together, the “Excluded Expenses”). As a result of the Adviser’s agreement to waive its fees and/or reimburse expenses of the Fund so that certain of the Fund’s expenses will not exceed 0.45%, the total annual operating expenses, excluding the Excluded Expenses other than the investment management fees, will be limited to 2.40% of the Fund’s average net assets during the term of these waiver/reimbursement arrangements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that your dividends and distributions have been reinvested. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The first year of each period in the example takes into account the expense reimbursement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$314
3 years	$990
5 years	$1,735
10 years	$3,949